THE ADVISORS' INNER CIRCLE FUND (THE "TRUST")

           CBRE CLARION GLOBAL INFRASTRUCTURE VALUE FUND (THE "FUND")

                        SUPPLEMENT DATED SEPTEMBER 1, 2015
                                     TO THE
   INSTITUTIONAL CLASS SHARES AND INVESTOR CLASS SHARES SUMMARY PROSPECTUSES
                          (THE "SUMMARY PROSPECTUSES")
                              DATED MARCH 1, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUSES, AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUSES.

Effective April 1, 2015, pursuant to the approval of the Board of Trustees of the Trust, the Fund changed its primary benchmark index from the UBS Global Infrastructure & Utilities 50/50 Index (Net) (the "UBS Index") to the recently created FTSE Global Core Infrastructure 50/50 Index (Net) due to the discontinuation of the UBS Index.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.





                                                                 CCS-SK-003-0100